AUTHORIZATION OF FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2018
AUTHORIZATION OF FINANCIAL STATEMENTS
AUTHORIZATION OF FINANCIAL STATEMENTS

26.    AUTHORIZATION OF FINANCIAL STATEMENTS

The consolidated financial statements for the years ended December 31, 2018 (including comparatives) were approved by the the board of directors on March 21, 2019.

(signed) Chris Clark
Chris Clark, Chief Financial Officer

(signed) Steve Rubin
Steve Rubin, Chairman